Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit - Noncalculated Items (Statement) - Disney Savings and Investment Plan $ in Thousands	Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net Asset Available for Benefit, Beginning Balance	$ 12,726,205
Net Asset Available for Benefit, Ending Balance	$ 14,375,492